Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Net Loss per Common Share

	For the Three Months Ended		For the Six Months Ended		For the Period from April 16, 2021 (inception) through
	June 30, 2022		June 30, 2022		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income	$(62,273)	$(16,191)	$(187,780)	$(48,823)	$—	$(6,407)

Denominator:
Weighted-average shares outstanding	11,500,000	2,990,000	11,500,000	2,990,000	—	2,500,000
Basic and diluted net income per share	$(0.01)	$(0.01)	$(0.02)	$(0.02)	$—	$0.00

	Carrying			Fair Value
	Value as of	Gross	Gross	as of
	December 31,	Unrealized	Unrealized	December 31,
	2021	Gains	Losses	2021
U.S. Treasury Securities	$115,010,543	$2,237	$—	$115,012,390

Schedule of Summary of reconciliation ordinary shares subject to possible redemption reflected on the balance sheet

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,750,000)
Ordinary share issuance costs	(11,284,247)
Plus:
Remeasurement adjustment of carrying value to redemption value	17,034,247
Ordinary shares subject to possible redemption at December 31, 2021	$115,000,000
Plus:
Accretion of carrying value to redemption value	225,818
Ordinary shares subject to possible redemption at June 30, 2022	$115,225,818

For the period from
April 16, 2021
(Inception) to
December 31, 2021
Redeemable Class A Ordinary Share
Net loss allocable to Redeemable Class A Ordinary Share	$(132,127)
Basic and diluted weighted average shares outstanding, Redeemable Class A ordinary share	3,450,000
Basic and diluted net loss per ordinary share	$(0.04)
Non-Redeemable Class A and Class B Ordinary Share
Net loss allocable to Non-Redeemable Share	$(99,164)
Denominator: Weighted Average Non-Redeemable share
Basic and diluted weighted average shares outstanding	2,589,308
Basic and diluted net loss per ordinary share	$(0.04)

Schedule of Summary of gross holding losses and fair value of held-to-maturity securities

	Carrying Value as of June 30, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value As of June 30, 2022
U.S. Treasury Securities	$115,225,818	$—	$(10,079)	$115,215,739

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Treasury Securities	$115,010,543	$2,237	$—	$115,012,390

Gross proceeds from IPO	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,750,000)
Ordinary share issuance costs	(11,284,247)
Plus:
Remeasurement adjustment of carrying value to redemption value	17,034,247
Ordinary shares subject to possible redemption	$115,000,000